Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2011	Jul. 22, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	James River Coal CO
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		35,598,065
Entity Public Float	$ 316,862,000
Amendment Flag	false
Entity Central Index Key	0001297720
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011